Note 6 - Product Warranties (Tables)	12 Months Ended
Oct. 31, 2023
Notes Tables
Schedule of Product Warranty Liability [Table Text Block]
	Years ended October 31,
	2023	2022
Balance at beginning of year	$75,000	$75,000
Liabilities accrued for warranties issued during the year	114,577	97,501
Warranty claims paid during the period	(84,548)	(52,465)
Changes in liability for pre-existing warranties during the year	(25,029)	(45,036)
Balance at end of year	$80,000	$75,000